ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE, NET

As of December 31, 2011 and 2010, the balance of accounts receivable was $27,020,183 and $12,841,108, respectively, is set out as follows:

December 31, 2011
			Total revenue	Amount		Status of contract
Name of contract		Estimated contract value	recognized in 2011	received in 2011	Accounts receivable	(Completion %)

1. Yantian Port Channel Dredging and Reclamation I	1	1,958,589	1,110,712	1,925,812	-	100%

2. Yantian Port Channel Dredging and Reclamation II		979,294	1,009,728	1,009,728	-	100%

3. Yantian Port Channel Dredging and Reclamation III		1,566,871	1,570,486	1,570,486	-	100%

4. Yantian Port Channel Dredging and Reclamation IV		1,566,871	1,568,568	1,568,568	-	100%

5. Yantian Port Channel Dredging and Reclamation V		3,204,963	3,210,676	3,210,676	-	100%

6. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	3,232,881	3,234,625	3,234,625	-	100%

7. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	3,232,881	3,245,364	3,245,364	-	100%

8. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	2,694,067	2,839,559	2,839,559	-	100%

9. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,796,045	1,814,410	1,814,410	-	100%

10. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,796,045	1,807,076	1,807,076	-	100%

11. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,562,559	1,573,760	1,573,760	-	100%

12. Qinzhou Port Channel Dredging IV		6,080,186	6,086,998	6,086,998	-	100%

13. Qinzhou Port Channel Dredging VII		4,291,896	4,316,942	4,316,942	-	100%

14. Qinzhou Port Channel Dredging IX		1,967,119	2,012,521	2,012,521	-	100%

15. Qinzhou Port Channel Dredging X	2,324,777	2,334,319	2,334,319	-	100%

16. Zhanjiang Baoman Jizhuangxing port - Reclamation I	4,303,063	4,391,306	4,391,306	-	100%

17. Zhanjiang Baoman Jizhuangxing port - Reclamation II	7,769,678	7,780,504	7,780,504	-	100%

18. Hainan Yangpu Port Dredging II	2,318,728	2,361,550	2,361,550	-	100%

19. Yingkou Steel Harbour Reclamation I	3,447,848	3,456,760	3,456,760	-	100%

20. Yingkou Steel Harbour Reclamation II	8,710,353	8,730,322	5,459,080	3,271,242	100%

21. Qinzhou Port Channel Dredging V	5,505,235	5,549,640	5,549,640	-	100%

22. Qinzhou Port Channel Dredging VI	1,953,470	1,990,553	1,990,553	-	100%

23. Qinzhou Port Channel Dredging VIII	5,682,823	5,825,009	5,825,009	-	100%

24. Qinzhou Port Channel Dredging XI	3,551,764	3,677,551	3,677,551	-	100%

25. Qinzhou Port Channel Dredging XII	5,682,823	5,711,424	3,550,693	2,160,731	100%

26. Tianjin South Port Industrial Zone Dredging & Reclamation IV	7,196,588	7,302,739	7,302,739	-	100%

27. Tianjin South Port Industrial Zone Dredging & Reclamation V	9,355,564	8,238,528	8,238,528	-	100%

28. Quanzhou Zhonghua New District Reclamation I	3,232,881	3,276,131	3,276,131	-	100%

29. Quanzhou Zhonghua New District Reclamation II	4,669,717	4,755,933	4,755,933	-	100%

30. Quanzhou Zhonghua New District Reclamation III		5,208,530	5,161,031	5,161,031	-	100%

31. Panjin Vessels Industrial Base Project II		10,516,014	10,534,161	10,534,161	-	100%

32. Panjin Vessels Industrial Base Project III		10,878,635	10,879,358	5,183,219	5,696,139	100%

33. Fujian Pantang Experimental Area Dredging I	4	982,706	990,884	990,884	-	100%

34. Fujian Pantang Experimental Area Dredging I	4	982,706	987,781	987,781	-	100%

35. Fujian Pantang Experimental Area Dredging II	5	1,023,653	1,024,921	883,182	141,739	100%

36. Fujian Pantang Experimental Area Dredging II	5	1,023,653	1,025,198	867,296	157,902	100%

37. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XV		4,306,786	4,345,731	1,807,137	2,538,594	100%

38. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XVI		5,562,931	5,609,697	1,639,721	3,969,976	100%

39. Shandong Rizhaogang Lanshan Harbour Dredging I		3,964,948	4,107,506	2,714,430	1,393,076	100%

40. Shandong Rizhaogang Lanshan Harbour Dredging II		5,406,747	5,444,776	2,626,779	2,817,997	100%

41. Jiangsu Guohua Chenjiagang Dredging I		2,886,080	2,911,342	2,911,342	-	100%

42. Jiangsu Guohua Chenjiagang Dredging II		6,313,300	6,359,582	2,687,886	3,671,696	100%

43. Fuqing Yuanhong Pier Dredging I		2,330,826	2,334,508	1,133,417	1,201,091	100%

		$173,023,094	$172,500,170	$146,295,087	$27,020,183

Notes:

1.	The contract was commenced in 2010 and completed in January 2011.
2, 3.	Dredgers, Xinggangjun #3, #6 and #9 together worked for one project with same customer.
4, 5.	Dredgers, Hengshunda #1 and Liya #2 together worked for one project with same customer.

December 31, 2010

			Total revenue	Amount		Status of contract
Name of contract		Estimated contract value	recognized in 2010	Received in 2010	Accounts receivable	(Completion %)

1. Zhuhai Gaolan Port Dredging III	1	$1,686,291	$522,002	$522,002	$-	100%

2. Zhuhai Gaolan Port Dredging IV		2,107,863	2,123,125	2,123,125	-	100%

3. Zhuhai Gaolan Port Dredging V		2,891,841	3,022,060	3,022,060	-	100%

4. Zhuhai Gaolan Port Dredging VI		1,182,474	1,199,883	1,199,883	-	100%

5. Oujiang Port Lantian Dredging II	1	7,188,924	803,979	803,979	-	100%

6. Oujiang Port Lantian Dredging III		4,233,477	4,282,649	4,282,649	-	100%

7. Tangshan Caofeidian Dredging and Reclamation I	1	9,316,017	3,269,800	3,269,800	-	100%

8. Tangshan Caofeidian Dredging and Reclamation II	1	11,123,602	3,723,230	3,723,230	-	100%

9. Tangshan Caofeidian Dredging and Reclamation III		10,106,207	10,138,730	10,138,730	-	100%

10. Tangshan Caofeidian Dredging and Reclamation IV		8,907,165	8,921,169	8,921,169	-	100%

11. Tangshan Caofeidian Dredging and Reclamation V		7,965,061	8,000,862	8,000,862	-	100%

12. Tangshan Caofeidian Dredging and Reclamation VI		1,199,041	1,265,383	1,265,383	-	100%

13. Tangshan Caofeidian Dredging and Reclamation VII		1,370,333	1,406,454	1,406,454	-	100%

14. Tangshan Caofeidian Dredging and Reclamation VIII		1,370,333	1,385,751	1,385,751	-	100%

15. Tangshan Caofeidian Dredging and Reclamation IX		1,884,208	1,961,333	1,370,836	590,497	100%

16. Tangshan Caofeidian Dredging and Reclamation X		2,226,791	2,255,933	1,619,452	636,481	100%

17. Tangshan Caofeidian Dredging and Reclamation XI		2,226,791	2,269,310	1,619,588	649,722	100%

18. Qinzhou Port Channel Dredging I		1,354,949	1,367,145	1,367,145	-	100%

19. Qinzhou Port Channel Dredging II		3,240,489	3,278,074	2,356,958	921,116	100%

20. Qinzhou Port Channel Dredging III		2,864,180	2,930,412	1,203,453	1,726,959	100%

21. Zhanjiang Steel Base Dredging and Reclamation I		13,706,290	13,766,653	13,766,653	-	100%

22. Zhanjiang Steel Base Dredging and Reclamation II	7,521,744	7,562,211	7,562,211	-	100%

23. Guohua Taidian Coal Port Dredging I	1,389,859	1,400,272	1,400,272	-	100%

24. Hainan Yangpu Port Dredging I	4,422,815	4,442,077	2,307,346	2,134,731	100%

25. Tianjin South Port Industrial Zone Dredging and Reclamation I	6,427,075	6,439,226	6,439,226	-	100%

26. Tianjin South Port Industrial Zone Dredging and Reclamation II	2,591,563	2,594,554	2,594,554	-	100%

27. Tianjin South Port Industrial Zone Dredging and Reclamation III	4,804,449	4,886,953	1,770,347	3,116,606	100%

28. Jingtang Port Channel Dredging I	4,771,315	4,825,986	4,825,986	-	100%

29. Jingtang Port Channel Dredging II	1,363,233	1,375,678	1,375,678	-	100%

30. Jingtang Port Channel Dredging III	1,704,041	1,718,233	1,718,233	-	100%

31. Qingdao Port Channel Dredging I	5,773,623	5,775,020	5,775,020	-	100%

32. Panjin Vessels Industrial Base Project I	10,720,963	10,739,467	7,674,471	3,064,996	100%

33. Tonggu Channel, Shenzhen West Port Public Dredging and Reclamation I	932,341	936,951	936,951	-	100%

	$150,575,348	$130,590,565	$117,749,457	$12,841,108

Note:

1.	The contract was commenced in 2009 and completed in 2010.

Most of the Group’s customers are state-owned companies of China. There is no credit term, customers settle the balances according to percentage of completion of contracts and the date of settlement has been specified in the contracts. The Group believes all outstanding balances can be fully collected within 7 to 180 days after the completion of contracts and project completed reports issued, therefore, no provision on allowance for doubtful accounts was provided as of December 31, 2011 and 2010.